UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                               WASHINGTON, D.C. 20549
                                     Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ending: December 31, 2008
Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
     Name:            Mountain Pacific Investment Advisers, Inc.
     Address:         877 Main St., Suite 704
                      Boise, ID  83702
     13F File Number:  28-07234

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Rod MacKinnon
Title:   Secretary/Treasurer
Phone:   208-336-1422
Signature,              Place,                   and Date of Signing:
Roderick MacKinnon      Boise, Idaho             January 23, 2009

Report Type (Check only one.):      [x]    13F Holding Report
                                    [ ]    13F Notice
                                    [ ]    13F Combination Report
List of Other Managers Reporting for this Manager:  NONE

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     97
Form 13F Information Table Value Total:     342714
List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101      490  8513.00 SH       SOLE                  8513.00
Abbott Laboratories            COM              002824100     3596 67378.00 SH       SOLE                 67378.00
Actuant Corp Cl A              COM              00508X203     2343 123160.00SH       SOLE                123160.00
Alliance Data Sys Corp         COM              018581108     6742 144900.00SH       SOLE                144900.00
Ametek Inc                     COM              031100100    10702 354270.00SH       SOLE                354270.00
Amphenol Corp Cl A             COM              032095101     5638 235125.00SH       SOLE                235125.00
Aptargroup Inc                 COM              038336103    12909 366322.00SH       SOLE                366322.00
BP plc - Sponsored ADR         COM              055622104      318  6805.00 SH       SOLE                  6805.00
Baldor Electric                COM              057741100     2369 132733.00SH       SOLE                132733.00
Bank Of America Corp           COM              060505104      344 24410.00 SH       SOLE                 24410.00
Baxter International Inc       COM              071813109     1274 23769.00 SH       SOLE                 23769.00
Beckman Coulter Inc            COM              075811109     7116 161950.00SH       SOLE                161950.00
Becton, Dickinson & Co         COM              075887109     1653 24175.00 SH       SOLE                 24175.00
Bed Bath & Beyond Inc          COM              075896100     4988 196217.00SH       SOLE                196217.00
C R Bard                       COM              067383109    13284 157650.00SH       SOLE                157650.00
C.H. Robinson Worldwide        COM              12541w209    10742 195200.00SH       SOLE                195200.00
CVS/Caremark Corp              COM              126650100      736 25600.00 SH       SOLE                 25600.00
Capital One Financial Corp     COM              14040H105     1429 44806.00 SH       SOLE                 44806.00
Charles River Labs             COM              159864107     2448 93450.00 SH       SOLE                 93450.00
Chevron Texaco Corp            COM              166764100     1695 22908.00 SH       SOLE                 22908.00
Cisco Systems Inc              COM              17275R102      305 18742.00 SH       SOLE                 18742.00
Citigroup Inc                  COM              172967101      174 25884.00 SH       SOLE                 25884.00
City National Corp             COM              178566105     4899 100600.00SH       SOLE                100600.00
Colgate-Palmolive Co           COM              194162103      394  5750.00 SH       SOLE                  5750.00
Columbia Banking System Inc    COM              197236102      805 67500.00 SH       SOLE                 67500.00
Costco Wholesale Corp          COM              22160K105     1957 37285.00 SH       SOLE                 37285.00
Covidien Ltd                   COM              G2552X108      591 16300.00 SH       SOLE                 16300.00
Danaher Corp                   COM              235851102    13943 246293.00SH       SOLE                246293.00
Dentsply International Inc     COM              249030107     6896 244200.00SH       SOLE                244200.00
Donaldson Co                   COM              257651109    14155 420641.00SH       SOLE                420641.00
Dun & Bradstreet Corp          COM              26483E100     8554 110800.00SH       SOLE                110800.00
Edwards Lifesciences           COM              28176E108     5932 107950.00SH       SOLE                107950.00
Enervest Diversified Inc Tr    COM              292963105       31 13500.00 SH       SOLE                 13500.00
Equifax Inc                    COM              294429105     7970 300535.00SH       SOLE                300535.00
Exxon Mobil Corp               COM              30231G102     3646 45666.00 SH       SOLE                 45666.00
Fastenal Co.                   COM              311900104     2324 66700.00 SH       SOLE                 66700.00
Fidelity National Information  COM              31620M106     5004 307575.00SH       SOLE                307575.00
Fifth Third Bancorp            COM              316773100      233 28192.00 SH       SOLE                 28192.00
Fiserv, Inc                    COM              337738108    11889 326878.00SH       SOLE                326878.00
General Electric Co            COM              369604103     2390 147549.00SH       SOLE                147549.00
General Mills                  COM              370334104      204  3354.00 SH       SOLE                  3354.00
Global Payments Inc.           COM              37940X102     5719 174425.00SH       SOLE                174425.00
Henry Schein Inc               COM              806407102     5358 146025.00SH       SOLE                146025.00
Honeywell Intn'l Inc           COM              438516106      423 12873.00 SH       SOLE                 12873.00
Hospira Inc                    COM              441060100     6321 235695.00SH       SOLE                235695.00
IMS Health Inc                 COM              449934108      957 63100.00 SH       SOLE                 63100.00
ITT Corporation                COM              450911102     9173 199450.00SH       SOLE                199450.00
Idex Corp                      COM              45167R104    10833 448586.00SH       SOLE                448586.00
Int'l Business Machines        COM              459200101     1026 12192.00 SH       SOLE                 12192.00
Intel Corp                     COM              458140100      301 20565.54 SH       SOLE                 20565.54
Interline Brands Inc           COM              458743101     1182 111150.00SH       SOLE                111150.00
Inventiv Health Inc            COM              46122E105     2389 207000.00SH       SOLE                207000.00
J P Morgan Chase & Co          COM              46625H100      306  9703.00 SH       SOLE                  9703.00
Johnson & Johnson              COM              478160104     1702 28453.00 SH       SOLE                 28453.00
Landstar System Inc            COM              515098101     1564 40700.00 SH       SOLE                 40700.00
Lender Processing Services     COM              52602e102     4901 166412.00SH       SOLE                166412.00
M & T Bank Corp                COM              55261F104     4500 78375.00 SH       SOLE                 78375.00
MSC Industrial Direct Co Cl A  COM              553530106     8120 220475.00SH       SOLE                220475.00
Macquarie Power Income Fund    COM              556084101       49 12500.00 SH       SOLE                 12500.00
Marshall & Ilsley Corp New     COM              571837103     2305 168963.00SH       SOLE                168963.00
McDonald's Corp                COM              580135101      262  4220.00 SH       SOLE                  4220.00
Merck & Co                     COM              589331107      720 23678.00 SH       SOLE                 23678.00
Metavante Technologies         COM              591407101     3132 194425.99SH       SOLE                194425.99
Micron Technology              COM              595112103       77 29042.00 SH       SOLE                 29042.00
Microsoft Corp                 COM              594918104      280 14418.00 SH       SOLE                 14418.00
New York Community Bancorp     COM              649445103      133 11100.00 SH       SOLE                 11100.00
Oracle Corp                    COM              68389X105      183 10310.00 SH       SOLE                 10310.00
PNC Financial Serv. Group      COM              693475105     2850 58158.00 SH       SOLE                 58158.00
Pactiv Corp                    COM              695257105     3128 125737.00SH       SOLE                125737.00
Pentair Inc                    COM              709631105     2987 126200.00SH       SOLE                126200.00
PepsiCo, Inc                   COM              713448108      452  8254.00 SH       SOLE                  8254.00
PerkinElmer, Inc               COM              714046109      158 11350.00 SH       SOLE                 11350.00
Pfizer Inc                     COM              717081103      369 20857.00 SH       SOLE                 20857.00
Pharmaceutical Product Devel   COM              717124101     4762 164140.00SH       SOLE                164140.00
Proctor & Gamble Co            COM              742718109      773 12504.00 SH       SOLE                 12504.00
Quest Diagnostics Inc          COM              74834L100    12145 233972.00SH       SOLE                233972.00
Robert Half Int'l Inc          COM              770323103     2705 129900.00SH       SOLE                129900.00
Rockwell Collins, Inc          COM              774341101     5305 135700.00SH       SOLE                135700.00
Royal Dutch Shell PLC-ADR A    COM              780259206      314  5940.00 SH       SOLE                  5940.00
Sealed Air Corp                COM              81211K100     4347 290957.00SH       SOLE                290957.00
Teleflex Inc                   COM              879369106     5215 104100.00SH       SOLE                104100.00
Texas Instruments              COM              882508104      247 15925.00 SH       SOLE                 15925.00
Thermo Fisher Scientific Inc   COM              883556102     6363 186750.00SH       SOLE                186750.00
U.S. Bancorp                   COM              902973304     4204 168109.86SH       SOLE                168109.86
UCBH Holdings Inc.             COM              90262T308      390 56700.00 SH       SOLE                 56700.00
United Parcel Srvc Cl B        COM              911312106      774 14025.00 SH       SOLE                 14025.00
United Technologies Corp       COM              913017109     2752 51345.00 SH       SOLE                 51345.00
Varian Medical Systems         COM              92220P105     3089 88150.00 SH       SOLE                 88150.00
W R Berkley Corp               COM              084423102      964 31100.00 SH       SOLE                 31100.00
Wal-Mart Stores                COM              931142103      219  3912.00 SH       SOLE                  3912.00
Waters Corp                    COM              941848103     4033 110050.00SH       SOLE                110050.00
Wells Fargo & Co.              COM              949746101     3202 108623.00SH       SOLE                108623.00
Westamerica Bancorp            COM              957090103     4823 94300.00 SH       SOLE                 94300.00
Western Union Co               COM              959802109     5497 383359.00SH       SOLE                383359.00
Zions Bancorporation           COM              989701107     4851 197927.00SH       SOLE                197927.00
Franklin Oregon Tax Free Incom COM              354723785      267 24712.7380SH      SOLE               24712.7380
Vanguard 500 Index Fund        COM              922908108      502 6036.3400SH       SOLE                6036.3400